Debt issued measured at amortized cost (Narrative) (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Issued Held At Amortized Cost [Line Items]
Hedge accounting impact on carrying amount	$ 0.0	$ (0.4)